Portfolio of Investments December 31, 2024
NIM
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.2%
MORTGAGE-BACKED SECURITIES - 0.4% –
$ 194,411 Federal Home Loan Mortgage Corporation, Notes, 2022 M068 3.150% 10/15/36 $ 166,916
66,436 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series
2021, 2021 21-ML08
1.877 07/25/37 51,800
105,426 Freddie Mac Multi-Family ML Certificates, Series ML 10, Series
2021, 2021 ML10
2.032 01/25/38 80,934
249,072 Freddie Mac Multi-Family ML Certificates, Series ML 22 Class
A-US, Series 2024, 2024 24-ML22
4.545 10/25/40 247,708
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $630,161) 547,358
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
116444131 MUNICIPAL BONDS - 94.8% 116444131
ALABAMA - 1.9%
120,000 Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024B
4.250 10/01/39 119,838
100,000 Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024C
4.450 10/01/44 99,010
140,000 Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024D
4.300 10/01/44 135,359
215,000 Alabama Public School and College Authority, Capital
Improvement Pool Revenue Bonds, Refunding Series 2020A
5.000 11/01/27 227,100
80,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000 07/01/37 79,252
250,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D, (Mandatory Put 11/01/34)
5.000 03/01/55 265,520
200,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5.500 10/01/54 216,736
345,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 12/01/31)
4.000 06/01/51 345,249
100,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2022 Sub D-1, (Mandatory Put 6/01/27)
4.000 07/01/52 100,579
125,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4.000 12/01/50 125,185
65,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5.000 04/15/27 60,430
135,000 Selma Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, International Paper Company Project,
Refunding Series 2020A, (Mandatory Put 6/16/25)
1.375 05/01/34 133,329
200,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32)
5.000 08/01/54 211,916
150,000 (a) Tuscaloosa County Industrial Development Authority, Alabama,
Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding
Series 2019A
5.250 05/01/44 151,899
TOTAL ALABAMA 2,271,402
ALASKA - 0.4%
420,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2020A-II
2.000 12/01/35 328,812
100,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2022A-II
2.350 12/01/39 77,055
150,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
Series 2022B-1
2.150 06/01/36 117,249
100,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2 Class 2
0.000 06/01/66 12,224
TOTAL ALASKA 535,340

Portfolio of Investments December 31, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA - 1.4%
$ 165,000 (b) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5.000% 10/01/27 $ 174,598
110,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 110,296
250,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5.000 09/01/52 254,992
100,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4.625 09/01/44 100,534
235,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.000 12/01/32 250,036
730,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.000 12/01/37 787,663
TOTAL ARIZONA 1,678,119
ARKANSAS - 0.3%
100,000 (a) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5.450 09/01/52 103,183
265,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-2,
(Mandatory Put 9/01/27)
5.000 09/01/44 270,103
TOTAL ARKANSAS 373,286
CALIFORNIA - 8.0%
100,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Term Rate Series 2018A, (Mandatory Put
4/01/26)
2.625 04/01/45 99,004
100,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023C, (Mandatory Put
10/01/31)
5.250 01/01/54 106,281
100,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023F, (Mandatory Put
11/01/30)
5.500 10/01/54 108,876
180,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024C, (Mandatory Put
10/01/32)
5.000 08/01/55 190,880
265,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024G, (Mandatory Put
8/01/32)
5.000 11/01/55 279,138
195,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024H, (Mandatory Put
8/01/33)
5.000 01/01/56 212,720
200,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/30 213,818
395,000 California Health Facilities Financing Authority, Revenue Bonds,
El Camino Hospital, Series 2017
3.750 02/01/32 400,236
55,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C,
(Mandatory Put 10/01/25)
5.000 10/01/39 55,605
95,155 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-3
3.250 08/20/36 88,037
205,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Academy of Sciences, San Francisco,
Series 2024A
3.250 08/01/29 204,559
275,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5.000 07/01/31 277,484
1,040,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3.250 12/31/32 970,679

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 150,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3.625% 07/01/27 $ 148,360
290,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2015A-
1, (AMT)
3.375 07/01/25 288,989
205,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management, Inc. Project,
Refunding Series 2015B-1, (AMT)
3.000 11/01/25 203,186
150,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/29 150,096
710,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/27 735,034
30,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/33 31,065
100,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3.000 07/01/43 78,409
200,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-1
2.650 12/01/46 153,462
870,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0.000 06/01/66 92,396
70,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5.000 06/01/51 72,816
100,000 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series
2014C
5.000 09/01/32 100,109
1,070,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5.875 08/01/28 1,165,108
2,000,000 Palomar Pomerado Health, California, General Obligation Bonds,
Series 2009A - AGC Insured
0.000 08/01/25 1,956,534
2,000,000 San Diego Community College District, California, General
Obligation Bonds, Refunding Series 2011
0.000 08/01/37 1,278,050
215,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
5.000 07/01/25 215,913
TOTAL CALIFORNIA 9,876,844
COLORADO - 3.8%
750,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project,
Senior Series 2017, (AMT)
4.000 06/30/30 748,203
300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/36 315,155
600,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/26)
5.000 08/01/49 618,690
280,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A
5.000 12/01/34 315,427
300,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, (Pre-refunded 9/01/26)
3.125 09/01/42 299,707
100,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
2.000 05/01/42 67,478
235,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0.000 12/01/31 135,095
70,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5.750 11/15/34 80,504
100,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5.000 11/15/27 103,886

Portfolio of Investments December 31, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 100,000 (a) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5.250% 12/01/39 $ 100,709
355,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/29 301,981
380,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/33 275,528
500,000 (a) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 486,627
100,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/31 107,445
100,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
4.000 07/15/40 97,398
100,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
3.500 12/01/27 98,193
500,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.250 12/01/32 497,661
TOTAL COLORADO 4,649,687
CONNECTICUT - 1.0%
50,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1
4.000 07/01/28 50,785
180,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2016A-2, (Mandatory Put 7/01/26)
2.000 07/01/42 176,411
80,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-3
1.850 05/15/38 57,266
450,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2022C-1
4.250 11/15/37 454,633
335,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2023B
4.200 11/15/38 335,042
100,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Sustainability Green Series 2024D-1
4.550 11/15/44 100,831
TOTAL CONNECTICUT 1,174,968
DELAWARE - 0.5%
210,000 Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/25)
1.250 10/01/45 205,233
100,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4.450 07/01/44 99,232
100,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4.200 07/01/39 99,159
150,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024C
4.450 07/01/44 148,848
TOTAL DELAWARE 552,472
DISTRICT OF COLUMBIA - 1.3%
105,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5.000 10/01/30 105,004
230,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4.000 10/01/41 219,913
300,000 District of Columbia, Income Tax Secured Revenue Bonds,
Refunding Series 2023C
5.000 10/01/32 341,197
390,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A - AGM
Insured
4.000 10/01/52 366,085
250,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015B, (AMT)
5.000 10/01/31 251,844
330,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 10/01/34 353,382
TOTAL DISTRICT OF COLUMBIA 1,637,425

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 2.8%
$ 125,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
3.000% 09/01/28 $ 123,112
100,000 (a) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, GFL Solid Waste Southeast LLC Project
Series 2024A, (AMT), (Mandatory Put 10/01/31)
4.375 10/01/54 99,792
120,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 127,985
1,300,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/36 1,306,966
735,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 759,913
45,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
3.750 07/01/33 44,543
100,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
3.950 07/01/39 96,985
100,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
2.050 07/01/41 69,953
300,000 Fort Lauderdale, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2014
4.000 09/01/34 300,226
200,000 Hillsborough County, Florida, Solid Waste and Resource
Recovery Revenue Bonds, Refunding Series 2016A, (AMT)
4.000 09/01/34 200,393
15,000 JEA, Florida, Electric System Revenue Bonds, Subordinated
Series Three 2020A
5.000 10/01/27 15,738
150,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2024A, (AMT)
5.000 10/01/29 158,411
260,000 Tampa, Florida, Capital Improvement Cigarette Tax Allocation
Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A
0.000 09/01/34 175,244
TOTAL FLORIDA 3,479,261
GEORGIA - 2.1%
100,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5.000 04/01/34 100,390
250,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2020A
2.600 12/01/32 223,019
240,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2023A
4.150 12/01/38 239,483
100,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2024A
4.100 12/01/39 98,850
275,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2024C
4.000 12/01/39 270,129
1,000,000 Georgia State, General Obligation Bonds, Series 2021A 5.000 07/01/27 1,052,479
100,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4.000 07/01/52 100,735
100,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 98,874
150,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5.000 12/01/53 158,594
230,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5.000 04/01/54 244,403
TOTAL GEORGIA 2,586,956
HAWAII - 0.8%
320,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Refunding Series 2019
3.200 07/01/39 261,671
660,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Series 2017A, (AMT)
3.100 05/01/26 638,118
20,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2015A
5.000 07/01/29 20,162

Portfolio of Investments December 31, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII (continued)
$ 20,000 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries,
Special Purpose Revenue Bonds, Deparment of Budget and
Finance of the State of Hawaii, Series 2015, (AMT)
3.250% 01/01/25 $ 20,000
TOTAL HAWAII 939,951
IDAHO - 0.2%
100,000 Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A
4.450 01/01/44 99,040
170,000 (a) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3.750 09/01/51 152,699
TOTAL IDAHO 251,739
ILLINOIS - 7.3%
25,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2.700 03/01/26 24,704
25,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2.900 03/01/28 24,369
65,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
3.050 03/01/30 63,765
25,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2.700 03/01/26 24,704
35,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2.900 03/01/28 34,117
40,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
3.050 03/01/30 39,240
1,215,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6.000 04/01/46 1,251,342
750,000 (a) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B
6.750 12/01/30 807,095
250,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C
5.000 12/01/30 253,501
200,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D
5.000 12/01/31 202,770
100,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5.500 01/01/39 106,158
190,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5.000 01/01/25 190,000
180,000 (b) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (ETM)
5.000 01/01/26 183,414
100,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4.000 11/15/41 98,801
590,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 10,
Refunding Series 2017 - BAM Insured
3.300 03/01/28 589,115
145,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-2
4.000 11/01/30 146,414
200,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2008A-1
4.000 11/01/30 201,954
150,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2014A
4.000 10/01/38 149,466
260,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2021B, (Mandatory Put 8/15/31)
5.000 08/15/53 282,444
220,000 (a) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4.125 12/01/50 217,765
280,000 Illinois Housing Development Authority, Revenue Bonds, Green
Series 2021B
2.150 10/01/41 199,239
110,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/28 114,755
385,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/29 408,753
400,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018B
5.000 10/01/32 418,653
610,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5.000 12/01/32 619,821
605,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5.000 01/01/36 606,195

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 365,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000% 02/01/28 $ 373,375
200,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/29 204,172
395,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/30 403,272
290,000 (b) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017, (ETM)
5.000 06/01/25 292,126
255,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015
5.000 03/01/33 255,690
160,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015 - AGM Insured
5.000 03/01/34 160,433
TOTAL ILLINOIS 8,947,622
INDIANA - 1.6%
170,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Earlham College, Refunding Series 2013A
5.000 10/01/32 166,042
100,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0.950 12/01/38 96,352
590,000 Indiana Finance Authority, Environmental Revenue Bonds, Duke
Energy Indiana, Inc. Project, Refunding Series 2009A-1, (AMT),
(Mandatory Put 6/01/32)
4.500 05/01/35 592,069
30,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Series 2021A
2.050 07/01/41 20,986
350,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social PAC Series 2021B
2.125 07/01/41 248,630
155,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/31 155,125
250,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5.000 02/01/29 250,355
400,000 Whiting, Indiana, Environmental Facilities Refunding Revenue
Bonds, BP Products North America Inc. Project, Refunidng Series
2019A, (AMT), (Mandatory Put 6/05/26)
5.000 12/01/44 405,309
TOTAL INDIANA 1,934,868
IOWA - 0.4%
200,000 Iowa Finance Authority, Health Facilities Revenue Bonds,
UnityPoint Health Project,  Series 2014C
4.125 02/15/35 197,113
200,000 (b) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/32)
4.000 12/01/50 213,607
100,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2021B
2.200 07/01/41 70,659
TOTAL IOWA 481,379
KANSAS - 0.2%
175,000 Manhattan, Kansas, General Obligation Bonds, Temporary Notes,
Series 2024-02 - BAM Insured
5.000 06/15/28 178,649
100,000 (a) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas 2B
3 and 5, Series 2022
5.750 09/01/39 103,676
TOTAL KANSAS 282,325
KENTUCKY - 1.4%
30,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4.000 02/01/36 28,590
225,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2008A, (AMT)
2.000 02/01/32 186,104
260,000 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2022B, (AMT)
3.700 01/01/32 255,280
550,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5.000 06/01/31 561,645
125,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5.000 10/01/28 133,549

Portfolio of Investments December 31, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 100,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2020A, (Mandatory Put 6/01/26)
4.000% 12/01/50 $ 100,351
500,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1.300 09/01/44 457,618
TOTAL KENTUCKY 1,723,137
LOUISIANA - 2.7%
165,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5.000 12/01/39 161,425
30,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D
2.350 12/01/41 21,728
485,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2022A
3.850 12/01/37 477,221
100,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2024A
4.000 12/01/39 98,294
535,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Entergy Lousiana, LLC Project, Refunding Series 2021B
2.500 04/01/36 440,008
920,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3.500 11/01/32 877,364
195,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/30 201,059
310,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5.000 05/15/29 315,725
155,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5.000 12/01/25 157,257
155,000 (b) New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015, (Pre-refunded 6/01/25)
5.000 06/01/32 156,168
105,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6.100 12/01/40 115,313
100,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2.200 06/01/37 97,806
165,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4.000 12/01/33 166,269
TOTAL LOUISIANA 3,285,637
MAINE - 0.2%
105,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
2.050 11/15/41 73,057
100,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2022A
2.400 11/15/41 74,701
55,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2020D
2.550 11/15/40 42,836
140,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C
2.150 11/15/41 99,459
TOTAL MAINE 290,053
MARYLAND - 1.0%
335,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/30 338,799
245,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019C
2.700 09/01/34 214,663
230,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021A
1.950 09/01/41 153,407
175,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021B
2.100 09/01/41 123,391
400,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021C
2.450 09/01/41 300,971

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 120,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Refunding Series 2024A
5.000% 07/01/37 $ 136,555
TOTAL MARYLAND 1,267,786
MASSACHUSETTS - 1.2%
200,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.000 07/01/27 198,263
100,000 (a) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4.000 10/01/32 96,184
80,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/33 83,606
100,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/36 104,690
50,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2021G
5.000 07/01/35 53,507
100,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1
4.550 12/01/44 100,113
150,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3.500 06/01/29 148,939
115,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214
2.800 12/01/39 93,711
70,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
2.125 12/01/40 50,429
65,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2.200 12/01/41 45,668
65,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2.350 06/01/39 50,385
200,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5.000 11/01/37 227,864
200,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5.000 11/01/38 226,973
TOTAL MASSACHUSETTS 1,480,332
MICHIGAN - 2.0%
155,000 Detroit, Michigan, Senior Lien Sewerage Disposal System
Revenue Bonds, Series 2001B - NPFG Insured
5.500 07/01/29 162,872
150,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Detroit Water & Sewerage Department Sewage
Disposal System Local Project, Second Lien Series 2015C
5.000 07/01/34 150,771
530,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2022B-MI, (Mandatory Put
12/01/28)
5.000 12/01/43 558,200
50,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3.800 10/01/38 47,782
270,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
2.250 10/01/41 192,974
320,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2.700 12/01/34 279,178
360,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2.600 12/01/40 282,812
125,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2.150 12/01/41 88,751
25,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4.000 10/01/61 24,940
705,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5.000 12/01/33 710,115
TOTAL MICHIGAN 2,498,395

Portfolio of Investments December 31, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA - 0.8%
$ 62,166 Minnesota Housing Finance Agency, Homeownership Finance
Bonds, Mortgage-Backed Securities Program, Series 2017E
2.850% 06/01/47 $ 50,952
155,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2013C
3.900 07/01/43 144,699
105,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2.500 07/01/40 81,358
70,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2.000 07/01/40 49,194
100,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2.200 07/01/41 70,659
115,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2.350 07/01/41 83,717
325,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/27)
4.000 12/01/52 327,341
175,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2.000 02/01/28 164,403
TOTAL MINNESOTA 972,323
MISSISSIPPI - 0.5%
130,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3.200 09/01/28 128,791
100,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2.375 06/01/44 63,210
30,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2021A
2.000 12/01/40 20,947
440,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2024C
4.650 12/01/44 442,065
TOTAL MISSISSIPPI 655,013
MISSOURI - 0.5%
100,000 Branson Industrial Development Authority, Missouri, Tax
Increment Revenue Bonds, Branson Shoppes Redevelopment
Project, Refunding Series 2017A
4.000 11/01/26 99,207
60,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
2.000 11/01/41 41,331
490,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2023B
4.100 11/01/38 486,258
TOTAL MISSOURI 626,796
MONTANA - 0.3%
325,000 Forsyth, Montana Pollution Control Revenue Bonds, Portland
General Electric Company Project, Refunding Series 1998A
2.125 05/01/33 271,891
25,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
2.000 12/01/41 17,201
100,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4.450 12/01/44 99,301
10,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
3.900 12/01/39 9,553
15,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
4.300 12/01/44 14,693
TOTAL MONTANA 412,639
NATIONAL - 0.5%
690,065 Federal Home Loan Mortgage Corporation, Notes 4.140 01/25/40 662,682
TOTAL NATIONAL 662,682
NEBRASKA - 0.9%
190,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5.000 05/01/54 199,854
75,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2.600 09/01/34 64,923
515,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2.300 09/01/32 447,354

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 230,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2.300% 09/01/41 $ 165,436
100,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5.000 12/15/27 101,622
100,000 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund
Pledge Bonds, Series 2021
2.000 06/01/27 95,512
140,000 Saunders County School District 1, Ashland-Greenwood,
Nebraska, General Obligation Bonds, Series 2021
2.000 12/15/50 77,621
TOTAL NEBRASKA 1,152,322
NEVADA - 0.1%
65,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
4.000 07/01/34 65,486
100,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2.200 10/01/41 70,416
35,000 (a) Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement
District 1 Legends at Sparks Marina, Refunding Senior Series
2019A
2.750 06/15/28 34,113
TOTAL NEVADA 170,015
NEW HAMPSHIRE - 1.5%
240,254 National Finance Authority, New Hampshire, Municipal
Certificates Series 2020-1 Class A
4.125 01/20/34 238,646
391,866 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-1 Class A
4.375 09/20/36 389,436
145,572 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-2 Class A
4.000 10/20/36 140,436
208,287 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-1 Class A
4.250 07/20/41 202,473
149,474 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3.625 08/20/39 139,460
200,000 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-4 Class A
4.180 11/20/39 196,184
295,000 National Finance Authority, New Hampshire, Pollution Control
Revenue Bonds, New York State Electric & Gas Corporation
Project, Refunding Series 2022A, (AMT)
4.000 12/01/28 294,291
125,000 (b) New Hampshire Business Finance Authority, Water Facility
Revenue Bonds, Pennichuck Water Works Inc. Project , Series
2015A., (Pre-refunded 1/01/26), (AMT)
4.250 01/01/36 125,844
100,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4.500 07/01/44 99,283
TOTAL NEW HAMPSHIRE 1,826,053
NEW JERSEY - 3.7%
220,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5.000 01/01/28 220,160
1,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX
5.000 06/15/27 1,006,244
170,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, (AMT)
5.250 09/15/29 170,173
250,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2.200 10/01/39 219,907
50,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
3.750 12/01/31 49,847
465,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4.000 06/01/30 487,163
140,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4.000 06/01/31 147,453
30,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4.000 06/01/32 31,702
1,280,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0.000 12/15/33 916,960

Portfolio of Investments December 31, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 170,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
3.750% 06/15/33 $ 167,764
210,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/28 220,036
685,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/29 717,223
235,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/36 243,211
TOTAL NEW JERSEY 4,597,843
NEW MEXICO - 0.3%
90,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
2.800 07/01/34 80,022
100,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2.100 07/01/41 70,676
100,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4.100 09/01/39 98,797
100,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4.375 09/01/44 98,685
TOTAL NEW MEXICO 348,180
NEW YORK - 4.5%
115,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020B-1
5.000 06/01/40 109,645
200,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/28 200,323
750,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2022A
5.000 12/01/36 795,565
60,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019
5.000 01/01/40 56,495
20,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball
Stadium Project, Refunding Series 2021A - AGM Insured
4.000 01/01/32 20,462
135,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball
Stadium Project, Refunding Series 2021A - AGM Insured
3.000 01/01/33 129,322
125,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B
5.000 05/01/38 139,912
275,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024D-1
5.000 11/01/27 290,554
350,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series A-1
5.000 08/01/29 380,568
100,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3.625 11/01/33 99,157
255,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2.600 11/01/34 217,640
220,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3.500 11/01/34 215,364
330,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Series 2023C-2, (Mandatory Put
5/01/29)
3.800 11/01/62 330,746
120,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
2.650 10/01/34 103,781
100,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2.300 10/01/40 74,567
75,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 233
2.200 04/01/36 60,013
245,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2.450 10/01/41 184,177
245,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 242
2.950 10/01/37 206,123

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 100,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4.000% 07/01/32 $ 98,477
230,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4.000 07/01/33 225,349
160,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/34 160,181
620,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/41 620,014
70,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4.000 07/01/46 63,869
80,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 80,135
500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/29 525,447
100,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5.000 06/01/33 106,687
TOTAL NEW YORK 5,494,573
NORTH CAROLINA - 2.4%
100,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4.550 07/01/44 99,925
400,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4.000 07/01/39 393,070
100,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4.000 07/01/39 98,075
85,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2.800 01/01/40 68,132
720,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Social Series 2023-50
3.950 07/01/38 706,988
1,365,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Series 2015C
5.000 01/01/29 1,385,729
250,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000 07/01/27 225,688
TOTAL NORTH CAROLINA 2,977,607
NORTH DAKOTA - 1.2%
120,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds, Refunding
Series 2024A
3.450 04/01/27 119,070
270,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/46 181,614
55,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019C
3.200 07/01/39 47,713
55,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A
2.700 07/01/35 47,408
95,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B
2.350 07/01/40 71,727
100,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A
2.250 07/01/41 71,372
675,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2022F
3.950 07/01/37 668,013
200,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/28 204,731
100,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/43 100,484
TOTAL NORTH DAKOTA 1,512,132

Portfolio of Investments December 31, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 5.4%
$ 155,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000% 06/01/27 $ 159,618
75,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/29 78,928
130,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/31 137,368
100,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/32 105,397
250,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/34 262,639
120,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/35 125,808
100,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/48 87,226
290,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5.000 06/01/55 257,390
480,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5.000 06/15/43 425,233
20,000 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding &
Improvement Series 2021
3.000 08/01/40 16,490
150,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2005A, (AMT)
3.750 01/01/29 148,367
225,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2007A, (AMT), (Mandatory Put 10/01/29)
2.500 08/01/40 208,136
350,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2007B, (AMT), (Mandatory Put 10/01/29)
2.500 11/01/42 323,767
100,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2014B, (AMT), (Mandatory Put 10/01/29)
2.600 06/01/41 92,930
400,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dayton Power & Light Company Project, Refunding Collateralized
Series 2015A, (AMT), (Mandatory Put 6/01/27)
4.250 11/01/40 403,912
210,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dueke Energy Corporation Project, Refunding Series 2022A,
(AMT), (Mandatory Put 6/01/27)
4.250 11/01/39 211,861
45,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3.750 01/15/28 44,846
50,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5.000 01/15/36 52,213
100,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
3.000 09/01/39 83,513
100,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2.750 09/01/40 80,740
25,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020B
2.250 09/01/40 18,400
100,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4.350 09/01/44 99,884
2,520,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-3
5.700 02/15/34 2,876,607

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 80,000 Toledo-Lucas County Port Authority, Ohio, Development
Revenue Bonds, Northwest Ohio Bond Fund, HB Magruder
Memorial Hospital Project, Series 2021F
2.250% 11/15/36 $ 62,361
70,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5.375 03/01/27 69,996
200,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6.375 12/01/37 217,497
TOTAL OHIO 6,651,127
OKLAHOMA - 2.5%
75,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Refunding Series 2020
4.000 12/01/28 76,977
115,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
2.750 09/01/31 106,381
800,000 Caddo County Governmental Building Authority, Oklahoma,
Sales Tax Revenue Bonds, Refunding Series 2018
3.625 09/01/33 756,517
330,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4.000 08/15/34 336,213
100,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/35 102,755
250,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools
Project, Series 2017A
5.000 12/01/31 264,300
225,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024A
1.250 07/01/26 218,998
230,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/28 237,897
105,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/52 106,831
95,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 96,545
100,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5.500 08/15/37 104,200
45,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
2.650 09/01/35 38,425
495,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2022A
3.800 09/01/37 485,081
160,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project, Series
2019
5.000 03/01/31 168,656
TOTAL OKLAHOMA 3,099,776
OREGON - 1.2%
1,325,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Deferred Interest
Series 2017B
0.000 06/15/31 1,030,086
340,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-2, (Mandatory Put 2/01/32)
5.000 07/01/46 370,272
95,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2.250 07/01/41 67,804
TOTAL OREGON 1,468,162
PENNSYLVANIA - 4.2%
130,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5.000 05/01/28 133,008
38,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6.000 06/30/34 40,682
502,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5.000 06/30/39 484,504

Portfolio of Investments December 31, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 250,000 (c) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0.000% 06/30/44 $ 176,182
79,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 80,231
240,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4.000 06/01/39 239,203
375,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and Light
Company, Series 2016A
3.000 09/01/29 373,076
225,000 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2.450 12/01/39 202,159
230,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5.000 12/31/25 231,991
155,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2013, (AMT), (Mandatory Put 2/03/25)
4.250 08/01/45 155,022
250,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2017A, (AMT), (Mandatory Put 8/01/25)
4.250 08/01/37 249,992
150,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5.000 05/01/42 117,625
245,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3.400 10/01/32 229,979
25,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128A, (AMT)
3.650 10/01/32 23,795
170,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
2.950 10/01/34 152,408
150,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A
2.300 10/01/35 122,271
200,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2.350 10/01/40 150,546
200,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A
4.000 10/01/37 195,616
440,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5.000 06/01/29 450,143
860,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5.000 06/01/35 876,162
400,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5.000 12/01/32 419,681
20,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3.375 06/01/26 19,374
TOTAL PENNSYLVANIA 5,123,650
PUERTO RICO - 2.7%
250,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/30 260,422
260,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/35 268,086
557,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/27 504,494
165,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/29 138,623
597,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/31 459,746
351,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/33 247,763
207,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.500 07/01/34 207,394
100,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 99,819

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 71,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329% 07/01/40 $ 70,121
135,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 133,626
79,896 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.375 07/01/25 80,370
175,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/27 181,423
115,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 122,569
119,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.750 07/01/31 130,231
199,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 134,876
177,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 174,474
50,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/35 48,794
TOTAL PUERTO RICO 3,262,831
RHODE ISLAND - 0.4%
100,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5.000 09/01/36 99,719
180,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2.250 10/01/41 128,041
205,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A
2.350 10/01/36 162,086
50,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2.550 10/01/40 39,019
80,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4.500 06/01/45 80,063
TOTAL RHODE ISLAND 508,928
SOUTH CAROLINA - 0.9%
170,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
2.050 07/01/41 118,920
965,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023A
4.750 07/01/43 974,909
TOTAL SOUTH CAROLINA 1,093,829
SOUTH DAKOTA - 0.7%
75,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A
2.100 11/01/41 52,761
110,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B
2.050 11/01/41 76,578
110,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B
2.300 11/01/37 87,512
225,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2024C
4.000 11/01/37 215,475
400,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2024C
4.500 11/01/44 397,080
TOTAL SOUTH DAKOTA 829,406
TENNESSEE - 0.8%
125,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4.000 12/01/51 125,217
165,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5.500 10/01/53 176,275
65,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2.300 07/01/41 46,855
100,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2022-2
4.050 07/01/37 98,539
375,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2023-3A
5.200 07/01/43 390,299

Portfolio of Investments December 31, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 30,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A
4.500% 07/01/44 $ 29,785
100,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-XL0448
4.150 07/01/38 100,025
TOTAL TENNESSEE 966,995
TEXAS - 7.0%
40,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/28 40,356
55,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/30 55,432
1,000,000 (b) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5.000 01/01/31 1,009,166
25,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5.000 09/01/34 26,433
200,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2015
4.000 02/15/35 199,709
1,000,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5.000 02/15/27 1,041,233
50,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4.750 11/01/42 50,000
200,000 Grand Prairie Independent School District, Dallas County, Texas,
General Obligation Bonds, Refunding Series 2015
4.000 02/15/31 200,088
110,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022B, (Mandatory Put 12/01/28)
5.000 06/01/50 116,355
705,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/42 287,016
465,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5.000 07/01/32 502,704
50,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal E Project, Refunding Series 2014,
(AMT)
5.000 07/01/29 50,038
150,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5.250 07/15/33 157,140
500,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2014D
5.000 11/15/39 500,435
200,000 Klein Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2015A
4.000 08/01/32 200,444
430,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/28 434,070
25,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5.000 12/01/25 24,971
100,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5.250 12/01/28 100,184
100,000 (a) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4.625 10/01/31 99,678
245,000 (b) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7.000 09/01/43 294,959
500,000 (b) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6.750 09/01/45 604,496
110,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Series 2023A
5.000 01/01/27 114,150
100,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.750 01/01/36 83,633
300,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.875 01/01/41 235,448

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 100,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
3.000% 01/01/50 $ 69,744
100,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2.000 08/15/46 61,046
100,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2.050 09/01/41 69,783
330,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas
Supply Revenue Bonds, Series 2023A, (Mandatory Put 1/01/30)
5.500 01/01/54 351,431
150,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas
Supply Revenue Bonds, Series 2023B, (Mandatory Put 1/01/34)
5.500 01/01/54 165,266
515,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Refunding Senior Lien Series 2019A
4.000 12/31/38 504,932
150,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/35 149,457
500,000 Texas State, General Obligation Bonds, College Student Loan
Series 2023A, (AMT)
5.000 08/01/36 535,715
210,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5.000 04/01/28 223,536
TOTAL TEXAS 8,559,048
UTAH - 0.4%
250,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.250 07/01/36 274,711
160,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4.600 07/01/44 160,608
TOTAL UTAH 435,319
VIRGINIA - 1.2%
100,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4.000 10/01/39 98,223
100,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024H
3.625 06/01/29 99,351
250,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 07/01/36 260,115
150,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 01/01/38 155,409
115,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 12/31/38 121,227
445,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 12/31/39 467,418
150,000 Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 9/02/25)
0.750 10/01/40 145,623
100,000 Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2010A, (Mandatory Put 5/28/27)
3.800 11/01/40 101,189
TOTAL VIRGINIA 1,448,555
WASHINGTON - 2.5%
150,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5.000 05/01/31 153,929
400,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5.000 05/01/31 410,207
100,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2.200 06/01/41 70,739
326,191 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-1
Class A
3.500 12/20/35 301,499

Portfolio of Investments December 31, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 129,823 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series
2024A-1
4.085% 03/20/40 $ 124,187
600,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel
Tax & Vehicle Related Fees, Refunding Series R-2024C
5.000 08/01/27 631,593
260,000 Washington State, General Obligation Bonds, Refunding Various
Purpose Series R-2018D
5.000 08/01/27 273,690
500,000 Washington State, General Obligation Bonds, Various Purpose
Group 1 Series 2024C
5.000 02/01/26 511,195
595,000 Whidbey Island Public Hospital District, Island County,
Washington, General Obligation Bonds, Whidbey General
Hospital, Series 2013
5.500 12/01/33 557,476
TOTAL WASHINGTON 3,034,515
WEST VIRGINIA - 0.6%
100,000 (a) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
4.500 06/01/27 100,455
190,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power Company
- Amos Project, Series 2010, (Mandatory Put 12/15/25)
0.625 12/01/38 182,324
80,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5.000 09/01/25 80,065
265,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System Obligated Group, Improvement
Series 2017A
3.375 06/01/29 260,655
145,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024A
4.400 11/01/44 142,222
TOTAL WEST VIRGINIA 765,721
WISCONSIN - 4.3%
500,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024-N1 - AGM Insured
5.000 04/01/30 543,474
600,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.500 12/01/37 611,657
345,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
(Mandatory Put 10/01/30)
3.700 10/01/46 343,190
350,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2.875 05/01/27 341,309
65,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.050 11/01/30 64,266
175,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.300 11/01/30 175,058
100,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3.000 03/01/40 88,814
40,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4.000 10/01/41 33,797
80,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Gundersen Health System, Refunding Series
2021A
4.000 10/15/34 80,871
200,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series
2020B-2, (Mandatory Put 2/15/27)
5.000 02/15/51 203,735
1,555,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2015
5.000 12/15/26 1,556,222
585,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2020A
2.700 09/01/35 502,810
285,000 Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024C
4.125 09/01/39 282,346

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 100,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2021C
2.500% 11/01/41 $ 76,194
100,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put 5/01/27)
3.875 11/01/54 100,279
240,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-1
5.000 05/01/32 271,494
TOTAL WISCONSIN 5,275,516
WYOMING - 0.3%
210,000 Campbell County, Wyoming Solid Waste Facilities Revenue
Bonds, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series 2019A
3.625 07/15/39 189,927
75,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 1
2.625 12/01/35 63,550
60,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2023 Series 1
4.200 12/01/38 60,114
TOTAL WYOMING 313,591
TOTAL MUNICIPAL BONDS
(Cost $118,366,276) 116,444,131
TOTAL LONG-TERM INVESTMENTS
(Cost $118,996,437) 116,991,489
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.6%
800,000 MUNICIPAL BONDS - 0.6% 800,000
NATIONAL - 0.6%
800,000 (a),(d) Invesco Municipal Opportunity Trust Variable Rate Munifund
Term Preferred Shares Series 2015/6VMO, (AMT)
1.000 03/20/27 800,000
TOTAL NATIONAL 800,000
TOTAL MUNICIPAL BONDS
(Cost $800,000) 800,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $800,000) 800,000
TOTAL INVESTMENTS - 95.8%
(Cost $119,796,437 ) 117,791,489
OTHER ASSETS & LIABILITIES, NET -  4.2% 5,102,430
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 122,893,919
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $7,953,306 or 6.8% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments December 31, 2024
(continued)
NIM

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NIM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Mortgage-Backed Securities $ – $ 547,358 $ – $ 547,358
Municipal Bonds – 116,444,131 – 116,444,131
Short-Term Investments:
Municipal Bonds – 800,000 – 800,000
Total $ – $ 117,791,489 $ – $ 117,791,489